Income/(loss) per share (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Options to purchase ordinary shares included in the calculation of diluted net income per share		5,435,724	4,742,442
Options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share	7,851,775
Contingently issuable shares included in the calculation of diluted net income per share			700,075
Exercises of share options			$ 557
Stock Issued During Period, Shares, Share-based Compensation, Gross			905,325